Transactions with related parties - Summary of Balances Outstanding at the End of Reporting Period (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 4,720	R$ 7,200
Loans to management personnel
Disclosure of transactions between related parties [line items]
Receivables from related parties	4,663	4,149
Convertible loans
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 57	R$ 3,051